RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2020	2019	2018
Salaries and short-term benefits	$8.0	$10.2	$9.9
Share-based compensation	1.3	4.1	5.4
Other long-term benefits	0.9	1.3	1.2
	$10.2	$15.6	$16.5